Financial Instruments and Risk Management - Schedule of Weighted Average Effective Interest Rates for the Debt and Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Top of range [member]
Fixed rates
Debt	$ 1.5	$ 1.5	$ 1.5
Lease liabilities	1.5	1.5	1.5
Bottom of range [member]
Fixed rates
Debt	8	8	6.4
Lease liabilities	$ 2.5	$ 2.5	$ 2.5